6. Property, Plant, and Equipment (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Property, plant and equipment, gross	$ 1,571,185	$ 1,688,876
Accumulated depreciation	(2,435)	(779)
Property, plant and equipment, net	1,568,751	1,540,918
Computers, Software and Office Equipment [Member]
Property, plant and equipment, gross	4,869	4,757
Accumulated depreciation	(2,435)	(779)
Property, plant and equipment, net	2,435	3,978
Land [Member]
Property, plant and equipment, gross	0	143,201
Accumulated depreciation	0	0
Property, plant and equipment, net	0	143,201
Construction In Progress [Member]
Property, plant and equipment, gross	1,566,316	1,540,918
Accumulated depreciation	0	0
Property, plant and equipment, net	$ 1,566,316	$ 1,540,918